Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Total customers	$ 101,259,081	$ 68,382,413
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	54,031,475	35,049,717
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	$ 47,227,606	$ 33,332,696